Equity Incentive Plans - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Outstanding at beginning of period (in shares)	80
Granted (in shares)	9	19	14
Exercised (in shares)	(21)
Forfeited (in shares)	(4)
Expired (in shares)	(1)
Outstanding at ending of period (in shares)	63	80
Number of shares, Exercisable (in shares)	43
Weighted average exercise price
Outstanding at beginning of period (in usd per share)	$ 1.44
Granted (in usd per share)	2.46
Exercised (in usd per share)	0.62
Forfeited (in usd per share)	2.60
Expired (in usd per share)	3.42
Outstanding at end of period (in usd per share)	1.76	$ 1.44
Weighted average exercise price, Exercisable (in usd per share)	$ 1.38
Weighted average remaining contractual term, Outstanding	6 years 10 months 24 days
Weighted average remaining contractual term, Exercisable	6 years 3 months 18 days
Aggregate intrinsic value, Outstanding	$ 15
Aggregate intrinsic value, Exercisable	$ 15